LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss for basic loss per share	$ (29,698)	$ (27,337)	$ (22,599)
Net loss for basic loss per share	$ (29,698)	$ (27,337)	$ (22,599)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	79,591,187	63,636,673	55,277,428
Basic and diluted earnings per ordinary share	$ (0.37)	$ (0.43)	$ (0.41)